Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

	Pay Versus Performance
			Average		Value of Initial
			Summary		Fixed $100
			Compensation	Average	Investment Based
			Table	Compensation	On: (5)
			Total for	Actually		Peer
	Summary		Non-PEO	Paid to Non-		Group	NET
	Compensation	Compensation	Named	PEO Named	Total	Total	INCOME
	Table Total	Actually	Executive	Executive	Shareholder	Shareholder	(Amount in
	for PEO	Paid to PEO	Officers	Officers	Return	Return	Thousands
YeaR(1)	($)(2)	($)(3)	($)(2)	($)(4)	($)	($)(6)	$)	ROIC (7)
2025	$10,226,911	$661,783	$3,049,906	$1,358,299	$94.84	$85.58	$392,497	12%
2024	$9,927,457	$23,816,563	$2,925,686	$5,487,136	$120.66	$87.22	$374,178	13%
2023	$8,915,129	$12,925,874	$3,006,584	$3,576,482	$93.83	$87.19	$284,176	11%
2022	$8,840,507	$6,887,920	$2,820,935	$2,345,420	$82.38	$92.34	$239,555	9%
2021	$9,379,483	$(2,793,029)	$3,225,627	$58,643	$90.46	$124.27	$243,638	10%
(1)	Stephen B. Tanda served as the Company’s principal executive officer for the entirety of 2021, 2022, 2023, 2024 and 2025 and the Company’s other NEOs for each of 2021, 2022, and 2023 were: Robert W. Kuhn; Gael Touya; Marc Prieur, and Xiangwei Gong. The Company’s other NEOs for 2024 were: Robert W. Kuhn; Gael Touya; Hedi Tlili; and Xiangwei Gong. The Company’s other NEOs for 2025 were Vanessa Kanu; Gael Touya; Hedi Tlili; and Xiangwei Gong. Because Marc Prieur is included in the 2024 and 2025 Summary Compensation Tables on a voluntary basis, he is excluded in the 2024 and 2025 average other NEO information provided in this table.
(2)	Amounts reported in this column represent (i) the total compensation reported in the Summary Compensation Table for the applicable year in the case of Mr. Tanda and (ii) the average of the total compensation reported in the Summary Compensation Table for the applicable year for the Company’s NEOs reported for the applicable year other than the principal executive officer for such years.
(3)	Amounts reported in this column represent the “compensation actually paid” to Mr. Tanda as the Company’s President and Chief Executive Officer in the indicated fiscal years, based on his total compensation reported in the Summary Compensation Table for the indicated fiscal years and adjusted as shown in the table below:

	PEO
	2025	2024	2023	2022	2021
Summary Compensation Table - Total Compensation(a)	$10,226,911	$9,927,457	$8,915,129	$8,840,507	$9,379,483
- Change in Accumulated Benefits Under Defined Benefit and Actuarial Pension Plans(b)	$(696,184)	$(353,814)	$(658,184)	$—	$(234,245)
+ Service Costs Under Defined Benefit and Actuarial Pension Plans(c)	$472,998	$471,594	$471,884	$498,229	$318,221
- Grant Date Fair Value of Stock Awards Granted in Fiscal Year(d)	$(7,778,179)	$(7,570,044)	$(6,140,940)	$(6,836,783)	$(6,940,397)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year(e)	$5,988,251	$9,609,600	$8,291,981	$5,964,982	$4,130,528
+ Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years(f)	$(6,921,476)	$10,371,067	$1,720,550	$(431,121)	$(9,465,577)
+ Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year(g)	$—	$—	$—	$—	$—
+ Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year(h)	$(630,538)	$1,360,703	$325,454	$(127,513)	$18,958
- Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year(i)	$—	$—	$—	$(1,020,381)	$—
= Compensation Actually Paid	$661,783	$23,816,563	$12,925,874	$6,887,920	$(2,793,029)

(a)	Represents Total Compensation as reported in the Summary Compensation Table for the indicated fiscal year.
(b)	Represents the aggregate change in the actuarial present value of Mr. Tanda’s accumulated benefit under all defined benefit and actuarial pension plans reported in the Summary Compensation Table for the indicated fiscal year.
(c)	Represents the sum of the actuarial present value of Mr. Tanda’s benefit under all defined benefit and actuarial pension plans attributable to services rendered during the indicated fiscal year, plus the entire cost of benefits granted (or credit for benefits reduced) in a plan amendment (or initiation) during the indicated fiscal year that are attributed by the benefit formula to services rendered in prior fiscal years, in each case, calculated using the same methodology as used in the Company’s financial statements under generally accepted accounting principles.
(d)	Represents the aggregate grant date fair value of the stock awards granted to Mr. Tanda during the indicated fiscal year, calculated using the same methodology as used in the Company’s financial statements under generally accepted accounting principles.
(e)	Represents the aggregate fair value as of the indicated fiscal year-end of Mr. Tanda’s outstanding and unvested stock awards granted during such fiscal year, calculated using the same methodology as used in the Company’s financial statements under generally accepted accounting principles.
(f)	Represents the aggregate change in fair value during the indicated fiscal year of the outstanding and unvested stock awards held by Mr. Tanda as of the last day of the indicated fiscal year, calculated using the same methodology as used in the Company’s financial statements under generally accepted accounting principles and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.
(g)	Represents the aggregate fair value at vesting of the stock awards that were granted to Mr. Tanda and vested during the indicated fiscal year, calculated using the same methodology as used in the Company’s financial statements under generally accepted accounting principles.
(h)	Represents the aggregate change in fair value, measured from the prior fiscal year-end to the vesting date, of each stock award held by Mr. Tanda that was granted in a prior fiscal year and which vested during the indicated fiscal year, calculated using the same methodology as used in the Company’s financial statements under generally accepted accounting principles.
(i)	Represents the aggregate fair value as of the last day of the prior fiscal year of Mr. Tanda’s stock awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, calculated using the same methodology as used in the Company’s financial statements under generally accepted accounting principles.

(4)

Amounts reported in this column represent the compensation actually paid to the Company’s NEOs other than Mr. Tanda in the indicated fiscal year, based on the average total compensation for such NEOs reported in the Summary Compensation Table for the indicated fiscal year and adjusted as shown in the table below:

	Other NEOs Average(a)
	2025	2024	2023	2022	2021
Summary Compensation Table - Total Compensation(b)	$3,049,906	$2,925,686	$3,006,584	$2,820,935	$3,225,627
- Change in Accumulated Benefits Under Defined Benefit and Actuarial Pension Plans(b)	$(509,180)	$(208,173)	$(407,087)	$(39,628)	$(297,582)
+ Service Costs Under Defined Benefit and Actuarial Pension Plans(c)	$178,279	$155,958	$143,218	$170,457	$140,234
- Grant Date Fair Value of Stock Awards Granted in Fiscal Year(d)	$(1,404,103)	$(1,412,627)	$(1,269,063)	$(1,353,686)	$(1,572,609)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year(e)	$1,079,871	$1,784,709	$1,706,742	$1,176,872	$957,919
+ Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years(f)	$(924,512)	$1,942,987	$409,023	$(149,550)	$(2,393,479)
+ Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year(g)	$—	$—	$—	$—	$—
+ Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year(h)	$(111,962)	$298,596	$88,797	$(54,617)	$(1,467)
- Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year(i)	$—	$—	$(101,732)	$(225,363)	$—
= Compensation Actually Paid	$1,358,299	$5,487,136	$3,576,482	$2,345,420	$58,643

(a)	Please see footnote 1 for the NEOs included in the average for each indicated fiscal year.
(b)	Represents the average Total Compensation as reported in the Summary Compensation Table for the reported NEOs in the indicated fiscal year.
(c)	Represents the average aggregate grant date fair value of the stock awards granted to the reported NEOs during the indicated fiscal year, calculated using the same methodology as used in the Company’s financial statements under generally accepted accounting principles.
(d)	Represents the average aggregate fair value as of the indicated fiscal year-end of the reported NEOs’ outstanding and unvested stock awards granted during such fiscal year, calculated using the same methodology as used in the Company’s financial statements under generally accepted accounting principles.
(e)	Represents the average aggregate change in fair value during the indicated fiscal year of the outstanding and unvested stock awards held by the reported NEOs as of the last day of the indicated fiscal year, calculated using the same methodology as used in the Company’s financial statements under generally accepted accounting principles and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.
(f)	Represents the average aggregate fair value at vesting of the stock awards that were granted to the reported NEOs and vested during the indicated fiscal year, calculated using the same methodology as used in the Company’s financial statements under generally accepted accounting principles.
(g)	Represents the average aggregate change in fair value, measured from the prior fiscal year-end to the vesting date, of each stock award held by the reported NEOs that was granted in a prior fiscal year and which vested during the indicated fiscal year, calculated using the same methodology as used in the Company’s financial statements under generally accepted accounting principles.
(h)	Represents the average aggregate fair value as of the last day of the prior fiscal year of the reported NEOs’ stock awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, calculated using the same methodology as used in the Company’s financial statements under generally accepted accounting principles.
(5)

Pursuant to rules of the SEC, the comparison assumes $100 was invested on December 31, 2020 in our common stock. Historic stock price performance is not necessarily indicative of future stock price performance.

(6)

The TSR Peer Group consists of the following companies that were included in the Company’s Share Performance Graph in its Annual Report for 2025 and also disclosed in the Compensation Discussion and Analysis above : Albemarle Corporation; Ashland Global Holdings Inc.; Berry Global Group, Inc.; Catalent, Inc.(included until December 17, 2024, when the company was taken private), CCL Industries Inc.; Enovis Corporation; ICU Medical, Inc.; Ingredion Inc.; International Flavors & Fragrances, Inc.; McCormick & Company, Inc.; Perrigo Company plc; Sealed Air Corporation; Sensient Technologies Corporation; Silgan Holdings, Inc.; Sonoco Products Company;

Stericycle, Inc.; STERIS plc; Teleflex Inc. and West Pharmaceutical Services, Inc. Hill-Rom Holdings, Inc. was excluded from the TSR calculations starting in 2021 as they were acquired on December 13, 2021.

(7)

The Management Development and Compensation Committee determined that ROIC represents the most important financial performance measure to link “compensation actually paid” to our NEOs and Company performance. ROIC is defined as adjusted earnings before interest and taxes at the effective tax rate, divided by average equity plus average debt.

Company Selected Measure Name	ROIC
Named Executive Officers, Footnote
(1)	Stephen B. Tanda served as the Company’s principal executive officer for the entirety of 2021, 2022, 2023, 2024 and 2025 and the Company’s other NEOs for each of 2021, 2022, and 2023 were: Robert W. Kuhn; Gael Touya; Marc Prieur, and Xiangwei Gong. The Company’s other NEOs for 2024 were: Robert W. Kuhn; Gael Touya; Hedi Tlili; and Xiangwei Gong. The Company’s other NEOs for 2025 were Vanessa Kanu; Gael Touya; Hedi Tlili; and Xiangwei Gong. Because Marc Prieur is included in the 2024 and 2025 Summary Compensation Tables on a voluntary basis, he is excluded in the 2024 and 2025 average other NEO information provided in this table.

Peer Group Issuers, Footnote
(6)

The TSR Peer Group consists of the following companies that were included in the Company’s Share Performance Graph in its Annual Report for 2025 and also disclosed in the Compensation Discussion and Analysis above : Albemarle Corporation; Ashland Global Holdings Inc.; Berry Global Group, Inc.; Catalent, Inc.(included until December 17, 2024, when the company was taken private), CCL Industries Inc.; Enovis Corporation; ICU Medical, Inc.; Ingredion Inc.; International Flavors & Fragrances, Inc.; McCormick & Company, Inc.; Perrigo Company plc; Sealed Air Corporation; Sensient Technologies Corporation; Silgan Holdings, Inc.; Sonoco Products Company;

Stericycle, Inc.; STERIS plc; Teleflex Inc. and West Pharmaceutical Services, Inc. Hill-Rom Holdings, Inc. was excluded from the TSR calculations starting in 2021 as they were acquired on December 13, 2021.

PEO Total Compensation Amount	$ 10,226,911	$ 9,927,457	$ 8,915,129	$ 8,840,507	$ 9,379,483
PEO Actually Paid Compensation Amount	$ 661,783	23,816,563	12,925,874	6,887,920	(2,793,029)
Adjustment To PEO Compensation, Footnote
(3)	Amounts reported in this column represent the “compensation actually paid” to Mr. Tanda as the Company’s President and Chief Executive Officer in the indicated fiscal years, based on his total compensation reported in the Summary Compensation Table for the indicated fiscal years and adjusted as shown in the table below:

	PEO
	2025	2024	2023	2022	2021
Summary Compensation Table - Total Compensation(a)	$10,226,911	$9,927,457	$8,915,129	$8,840,507	$9,379,483
- Change in Accumulated Benefits Under Defined Benefit and Actuarial Pension Plans(b)	$(696,184)	$(353,814)	$(658,184)	$—	$(234,245)
+ Service Costs Under Defined Benefit and Actuarial Pension Plans(c)	$472,998	$471,594	$471,884	$498,229	$318,221
- Grant Date Fair Value of Stock Awards Granted in Fiscal Year(d)	$(7,778,179)	$(7,570,044)	$(6,140,940)	$(6,836,783)	$(6,940,397)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year(e)	$5,988,251	$9,609,600	$8,291,981	$5,964,982	$4,130,528
+ Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years(f)	$(6,921,476)	$10,371,067	$1,720,550	$(431,121)	$(9,465,577)
+ Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year(g)	$—	$—	$—	$—	$—
+ Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year(h)	$(630,538)	$1,360,703	$325,454	$(127,513)	$18,958
- Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year(i)	$—	$—	$—	$(1,020,381)	$—
= Compensation Actually Paid	$661,783	$23,816,563	$12,925,874	$6,887,920	$(2,793,029)

(a)	Represents Total Compensation as reported in the Summary Compensation Table for the indicated fiscal year.
(b)	Represents the aggregate change in the actuarial present value of Mr. Tanda’s accumulated benefit under all defined benefit and actuarial pension plans reported in the Summary Compensation Table for the indicated fiscal year.
(c)	Represents the sum of the actuarial present value of Mr. Tanda’s benefit under all defined benefit and actuarial pension plans attributable to services rendered during the indicated fiscal year, plus the entire cost of benefits granted (or credit for benefits reduced) in a plan amendment (or initiation) during the indicated fiscal year that are attributed by the benefit formula to services rendered in prior fiscal years, in each case, calculated using the same methodology as used in the Company’s financial statements under generally accepted accounting principles.
(d)	Represents the aggregate grant date fair value of the stock awards granted to Mr. Tanda during the indicated fiscal year, calculated using the same methodology as used in the Company’s financial statements under generally accepted accounting principles.
(e)	Represents the aggregate fair value as of the indicated fiscal year-end of Mr. Tanda’s outstanding and unvested stock awards granted during such fiscal year, calculated using the same methodology as used in the Company’s financial statements under generally accepted accounting principles.
(f)	Represents the aggregate change in fair value during the indicated fiscal year of the outstanding and unvested stock awards held by Mr. Tanda as of the last day of the indicated fiscal year, calculated using the same methodology as used in the Company’s financial statements under generally accepted accounting principles and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.
(g)	Represents the aggregate fair value at vesting of the stock awards that were granted to Mr. Tanda and vested during the indicated fiscal year, calculated using the same methodology as used in the Company’s financial statements under generally accepted accounting principles.
(h)	Represents the aggregate change in fair value, measured from the prior fiscal year-end to the vesting date, of each stock award held by Mr. Tanda that was granted in a prior fiscal year and which vested during the indicated fiscal year, calculated using the same methodology as used in the Company’s financial statements under generally accepted accounting principles.
(i)	Represents the aggregate fair value as of the last day of the prior fiscal year of Mr. Tanda’s stock awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, calculated using the same methodology as used in the Company’s financial statements under generally accepted accounting principles.

Non-PEO NEO Average Total Compensation Amount	$ 3,049,906	2,925,686	3,006,584	2,820,935	3,225,627
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,358,299	5,487,136	3,576,482	2,345,420	58,643
Adjustment to Non-PEO NEO Compensation Footnote
(4)

Amounts reported in this column represent the compensation actually paid to the Company’s NEOs other than Mr. Tanda in the indicated fiscal year, based on the average total compensation for such NEOs reported in the Summary Compensation Table for the indicated fiscal year and adjusted as shown in the table below:

	Other NEOs Average(a)
	2025	2024	2023	2022	2021
Summary Compensation Table - Total Compensation(b)	$3,049,906	$2,925,686	$3,006,584	$2,820,935	$3,225,627
- Change in Accumulated Benefits Under Defined Benefit and Actuarial Pension Plans(b)	$(509,180)	$(208,173)	$(407,087)	$(39,628)	$(297,582)
+ Service Costs Under Defined Benefit and Actuarial Pension Plans(c)	$178,279	$155,958	$143,218	$170,457	$140,234
- Grant Date Fair Value of Stock Awards Granted in Fiscal Year(d)	$(1,404,103)	$(1,412,627)	$(1,269,063)	$(1,353,686)	$(1,572,609)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year(e)	$1,079,871	$1,784,709	$1,706,742	$1,176,872	$957,919
+ Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years(f)	$(924,512)	$1,942,987	$409,023	$(149,550)	$(2,393,479)
+ Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year(g)	$—	$—	$—	$—	$—
+ Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year(h)	$(111,962)	$298,596	$88,797	$(54,617)	$(1,467)
- Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year(i)	$—	$—	$(101,732)	$(225,363)	$—
= Compensation Actually Paid	$1,358,299	$5,487,136	$3,576,482	$2,345,420	$58,643

(a)	Please see footnote 1 for the NEOs included in the average for each indicated fiscal year.
(b)	Represents the average Total Compensation as reported in the Summary Compensation Table for the reported NEOs in the indicated fiscal year.
(c)	Represents the average aggregate grant date fair value of the stock awards granted to the reported NEOs during the indicated fiscal year, calculated using the same methodology as used in the Company’s financial statements under generally accepted accounting principles.
(d)	Represents the average aggregate fair value as of the indicated fiscal year-end of the reported NEOs’ outstanding and unvested stock awards granted during such fiscal year, calculated using the same methodology as used in the Company’s financial statements under generally accepted accounting principles.
(e)	Represents the average aggregate change in fair value during the indicated fiscal year of the outstanding and unvested stock awards held by the reported NEOs as of the last day of the indicated fiscal year, calculated using the same methodology as used in the Company’s financial statements under generally accepted accounting principles and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.
(f)	Represents the average aggregate fair value at vesting of the stock awards that were granted to the reported NEOs and vested during the indicated fiscal year, calculated using the same methodology as used in the Company’s financial statements under generally accepted accounting principles.
(g)	Represents the average aggregate change in fair value, measured from the prior fiscal year-end to the vesting date, of each stock award held by the reported NEOs that was granted in a prior fiscal year and which vested during the indicated fiscal year, calculated using the same methodology as used in the Company’s financial statements under generally accepted accounting principles.
(h)	Represents the average aggregate fair value as of the last day of the prior fiscal year of the reported NEOs’ stock awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, calculated using the same methodology as used in the Company’s financial statements under generally accepted accounting principles.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

The following is a list of financial performance measures, which in the Company’s assessment represent the most important financial performance measures used by the Company to link “compensation actually paid” to the NEOs for 2025. Please see the Compensation Discussion & Analysis for further information regarding these measures and how they were used in the 2025 executive compensation program.

●	STI Adjusted EBITDA Growth, measured on a Corporate basis for each of the NEOs as well as a segment basis for Messrs. Touya and Prieur and Ms. Gong
●	Core Sales Growth, measured on a Corporate basis for each of the NEOs as well as a segment basis for Messrs. Touya and Prieur and Ms. Gong
●	Corporate Optimization Initiative
●	Adjusted Return on Invested Capital
●	Relative Total Shareholder Return

Total Shareholder Return Amount	$ 94.84	120.66	93.83	82.38	90.46
Peer Group Total Shareholder Return Amount	85.58	87.22	87.19	92.34	124.27
Net Income (Loss)	$ 392,497,000	$ 374,178,000	$ 284,176,000	$ 239,555,000	$ 243,638,000
Company Selected Measure Amount	12	13	11	9	10
PEO Name	Stephen B. Tanda
Additional 402(v) Disclosure

We believe the “compensation actually paid” in each of the years reported above and over the five-year cumulative period are reflective of the Management Development and Compensation Committee’s emphasis on “pay-for-performance” as the “compensation actually paid” fluctuated year-over-year, primarily due to the result of our stock performance and our varying levels of achievement against pre-established performance goals under our 2023, 2024 and 2025 LTI awards. Because of our significant emphasis on equity awards, which represented 72% and 54% of the 2025 target pay of our CEO and the other NEOs (on average), respectively, our “compensation actually paid” is most directly impacted by our stock price performance.

Measure:: 1
Pay vs Performance Disclosure
Name	STI Adjusted EBITDA Growth, measured on a Corporate basis for each of the NEOs as well as a segment basis for Messrs. Touya and Prieur and Ms. Gong
Measure:: 2
Pay vs Performance Disclosure
Name	Core Sales Growth, measured on a Corporate basis for each of the NEOs as well as a segment basis for Messrs. Touya and Prieur and Ms. Gong
Measure:: 3
Pay vs Performance Disclosure
Name	Corporate Optimization Initiative
Measure:: 4
Pay vs Performance Disclosure
Name	Adjusted Return on Invested Capital
Non-GAAP Measure Description
(7)

The Management Development and Compensation Committee determined that ROIC represents the most important financial performance measure to link “compensation actually paid” to our NEOs and Company performance. ROIC is defined as adjusted earnings before interest and taxes at the effective tax rate, divided by average equity plus average debt.

Measure:: 5
Pay vs Performance Disclosure
Name	Relative Total Shareholder Return
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (696,184)	$ (353,814)	$ (658,184)		$ (234,245)
PEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	472,998	471,594	471,884	$ 498,229	318,221
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(7,778,179)	(7,570,044)	(6,140,940)	(6,836,783)	(6,940,397)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,988,251	9,609,600	8,291,981	5,964,982	4,130,528
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,921,476)	10,371,067	1,720,550	(431,121)	(9,465,577)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(630,538)	1,360,703	325,454	(127,513)	18,958
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(1,020,381)
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(509,180)	(208,173)	(407,087)	(39,628)	(297,582)
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	178,279	155,958	143,218	170,457	140,234
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,404,103)	(1,412,627)	(1,269,063)	(1,353,686)	(1,572,609)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,079,871	1,784,709	1,706,742	1,176,872	957,919
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(924,512)	1,942,987	409,023	(149,550)	(2,393,479)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (111,962)	$ 298,596	88,797	(54,617)	$ (1,467)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ (101,732)	$ (225,363)